Labour Restructuring - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Labor restructuring	(7)	53
Labor restructuring, after tax	(5)	39
Provision for labor restructuring	50	89	55
Labor restructuring, last payment	2025